UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

Certified Shareholder Report of

Registered Management Investment Companies

Investment Company Act File Number: 811-22745

American Funds Global High-Income Opportunities Fund

(Exact Name of Registrant as Specified in Charter)

6455 Irvine Center Drive

Irvine, California 92618

(Address of Principal Executive Offices)

Registrant's telephone number, including area code: (949) 975-5000

Date of fiscal year end: February 28 or 29

Date of reporting period: August 31, 2013

Courtney R. Taylor

American Funds Global High-Income Opportunities Fund

6455 Irvine Center Drive

Irvine, California 92618

(Name and Address of Agent for Service)

Copies to:

Michael Glazer

Bingham McCutchen LLP

355 South Grand Avenue, Suite 4400

Los Angeles, California 90071

(Counsel for the Registrant)

ITEM 1 – Reports to Stockholders

American Funds
Global High-Income
Opportunities FundSM

Semi-annual report
for the six months ended
August 31, 2013

American Funds Global High-Income Opportunities Fund seeks to provide, over the long term, a high level of total return largely comprising current income by investing significantly in higher yielding and generally lower quality debt securities of global issuers.

This fund is one of more than 40 offered by one of the nation’s largest mutual fund families, American Funds, from Capital Group. For more than 80 years, Capital has invested with a long-term focus based on thorough research and attention to risk.

Fund results shown in this report, unless otherwise indicated, are for Class A shares at net asset value. If a sales charge (maximum 3.75%) had been deducted, the results would have been lower. Results are for past periods and are not predictive of results for future periods. Current and future results may be lower or higher than those shown. Share prices and returns will vary, so investors may lose money. Investing for short periods makes losses more likely. Investments are not FDIC-insured, nor are they deposits of or guaranteed by a bank or any other entity, so they may lose value.

Here is the cumulative total return on a $1,000 investment with all distributions reinvested for the period ended September 30, 2013 (the most recent calendar quarter-end):

Class A shares	Lifetime (since 12/14/12)

Reflecting 3.75% maximum sales charge	–3.66%

The fund’s estimated gross expense ratio for Class A shares is 1.24% for the current fiscal year.

Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, investment results reflect fee waivers, without which results would have been lower.

The fund’s 30-day yield for Class A shares as of September 30, 2013, reflecting the 3.75% maximum sales charge and calculated in accordance with the U.S. Securities and Exchange Commission formula, was 5.94%.

The return of principal for bond funds and for funds with significant underlying bond holdings is not guaranteed. Fund shares are subject to the same interest rate, inflation and credit risks associated with the underlying bond holdings. High-yield bonds are subject to greater fluctuations in value and risk of loss of income and principal than investment-grade bonds. Bond ratings, which typically range from Aaa/AAA (highest) to D (lowest), are assigned by credit rating agencies such as Moody’s, Standard & Poor’s and/or Fitch as an indication of an issuer’s creditworthiness. Investing in bonds issued outside the U.S. may be subject to additional risks. They include currency fluctuations, political and social instability, differing securities regulations and accounting standards, higher transaction costs, possible changes in taxation, illiquidity and price volatility. These risks may be heightened in connection with investments in developing countries. Refer to the fund prospectus and the Risk Factors section of this report for more information on these and other risks associated with investing in the fund.

Contents

1	Letter to investors
2	Investment portfolio
8	Financial statements

Fellow investors:

We welcome the opportunity to present to you the first semi-annual report for American Funds Global High-Income Opportunities Fund. This report covers the opening six months of the fund’s first full fiscal year, from March 1, 2013, through August 31, 2013.

For the six-month period, the fund’s total return fell 4.51%, with all distributions reinvested. By way of comparison, the Barclays Global High Yield Index gained 0.47%, while the Lipper High Yield Bond Funds Average rose 0.71%.

During its lifetime, the fund produced dividends totaling more than 22 cents a share. This resulted in an income return of 2.29% for those reinvesting dividends, and 2.28% for those taking their income in cash. The fund’s net asset value declined from $10 at inception to $9.52 at the end of the period.

As of the end of the six-month period, 55.4% of the fund was invested in corporate bonds, notes and loans, with another 36.1% invested in non-U.S. sovereign debt. The rest of the fund is invested in other securities, forward contracts, short-term obligations and cash.

Cordially,

Robert H. Neithart
President

October 11, 2013

For current information about the fund, visit americanfunds.com.

American Funds Global High-Income Opportunities Fund	1

Investment portfolio August 31, 2013	unaudited

Portfolio by type of security	Percent of net assets

Bonds, notes & other debt instruments 94.68%	Principal amount (000)	Value (000)	Percent of net assets
Corporate bonds, notes & loans 55.40%
Telecommunication services 10.76%
Clearwire Communications and Clearwire Finance, Inc., Series A, 12.00% 2015[1]	$475	$502
Sprint Nextel Corp. 7.00% 2020	575	597	2.31%
NII Capital Corp. 10.00% 2016	450	442
NII Capital Corp. 7.875% 2019[1]	300	284	2.09
NII Capital Corp. 11.375% 2019[1]	250	270
Wind Acquisition SA 11.75% 2017[1]	150	158
Wind Acquisition SA 7.25% 2018[1]	400	408	1.62
Wind Acquisition SA 7.25% 2018[1]	200	205
Digicel Group Ltd. 8.25% 2020	250	266
Digicel Group Ltd. 6.00% 2021[1]	200	193	.96
Cricket Communications, Inc. 7.75% 2020	350	399	.84
Trilogy International Partners, LLC 10.25% 2016[1]	375	362	.76
Intelsat Jackson Holding Co. 6.625% 2022[1]	300	301	.63
Frontier Communications Corp. 9.25% 2021	225	257	.54
MetroPCS Wireless, Inc. 6.25% 2021[1]	125	125
MetroPCS Wireless, Inc. 6.625% 2023[1]	125	125	.53
tw telecom holdings inc. 5.375% 2022[1]	125	119	.25
Syniverse Holdings, Inc. 9.125% 2019	100	108	.23
		5,121	10.76

Materials 8.32%
JMC Steel Group Inc. 8.25% 2018[1]	550	539	1.13
CEMEX Finance LLC 9.375% 2022	500	526	1.11
Inmet Mining Corp. 7.50% 2021[1]	450	455	.96
Walter Energy, Inc. 9.875% 2020[1]	275	232
Walter Energy, Inc. 8.50% 2021[1]	125	99	.70
ArcelorMittal 7.25% 2041	300	272	.57
PQ Corp. 8.75% 2018[1]	245	258	.54

American Funds Global High-Income Opportunities Fund	2

	Principal amount (000)		Value (000)	Percent of net assets
Materials (continued)
Ryerson Inc. 11.25% 2018[1]		$250	$257	.54%
FMG Resources 6.00% 2017[1]		250	256	.54
Newpage Corp., Term Loan B, 7.75% 2018[2,3,4]		249	254	.53
Reynolds Group Inc. 9.875% 2019		225	240	.50
Sibur Securities Ltd. 3.914% 2018[1]		200	189	.40
LSB Industries, Inc. 7.75% 2019[1]		150	156	.33
U.S. Coatings Acquisition Inc. (Flash Dutch 2 BV) 5.75% 2021		€100	131	.28
Consolidated Minerals Ltd. 8.875% 2016[1]		$100	97	.19
			3,961	8.32

Industrials 7.37%
Nortek Inc. 8.50% 2021		525	571	1.20
R.R. Donnelley & Sons Co. 7.25% 2018		250	278
R.R. Donnelley & Sons Co. 7.875% 2021		50	54	.96
R.R. Donnelley & Sons Co. 7.00% 2022		125	126
RZD Capital Ltd. 8.30% 2019	RUB	15,000	452	.95
Far East Capital Limited SA 8.75% 2020[1]		$350	313	.66
Navios Maritime Holdings Inc. and Navios Maritime Finance II (US) Inc. 8.125% 2019		300	291	.61
CEVA Group PLC 11.625% 2016[1]		250	257
CEVA Group PLC 8.375% 2017[1]		33	33	.61
ADS Waste Escrow 8.25% 2020[1]		250	265	.56
Brunswick Rail Finance Ltd. 6.50% 2017		250	243	.51
Avianca Holdings SA, 8.375% 2020[1]		225	234	.49
United Rentals, Inc. 7.625% 2022		150	162	.34
Gardner Denver, Inc., Term Loan B, 4.25% 2020[2,3,4]		150	150	.32
GenCorp Inc. 7.125% 2021[1]		75	79	.16
			3,508	7.37

Consumer discretionary 7.10%
Boyd Gaming Corp. 9.00% 2020		750	810	1.70
MGM Resorts International 6.875% 2016		500	541
MGM Resorts International 6.75% 2020		150	153	1.46
Caesars Entertainment Operating Co. 11.25% 2017		300	310
Caesars Entertainment Operating Co. 9.00% 2020		300	289	1.26
Toys “R” Us-Delaware, Inc. 7.375% 2016[1]		250	254	.53
CityCenter Holdings, LLC and CityCenter Finance Corp. 10.75% 2017[5]		225	244	.51
Warner Music Group 11.50% 2018		200	231	.49
Laureate Education, Inc. 9.25% 2019[1]		200	217	.46
DISH DBS Corp. 4.625% 2017		200	204	.43
Grupo Televisa, SAB 7.25% 2043	MXN	2,000	124	.26
			3,377	7.10

Health care 6.92%
INC Research LLC 11.50% 2019[1]		$600	642	1.35
DJO Finance LLC 8.75% 2018		225	245
DJO Finance LLC 9.875% 2018		315	332	1.21
Kinetic Concepts, Inc. 10.50% 2018		300	332
Kinetic Concepts, Inc. 12.50% 2019		125	131	.97
Rotech Healthcare Inc. 10.75% 2015		425	432	.91
inVentiv Health Inc. 11.00% 2018[1]		425	351	.74
VWR Funding, Inc. 7.25% 2017		250	261	.55

American Funds Global High-Income Opportunities Fund	3

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)	Percent of net assets
Health care (continued)
Surgical Care Affiliates, Inc. 10.00% 2017[1]		$250	$260	.55%
Centene Corp. 5.75% 2017		100	106	.22
Symbion Inc. 8.00% 2016		100	106	.22
Select Medical Holdings Corp. 6.375% 2021[1]		100	95	.20
			3,293	6.92

Energy 5.80%
Arch Coal, Inc. 7.25% 2021		500	390	.82
Teekay Corp. 8.50% 2020		350	380	.80
PDC Energy Inc. 7.75% 2022		350	369	.78
Sabine Pass Liquefaction, LLC 5.625% 2021[1]		275	264	.55
Alpha Natural Resources, Inc. 6.00% 2019		300	258	.54
Petróleos Mexicanos 6.50% 2041		250	250	.53
Peabody Energy Corp. 6.00% 2018		250	250	.53
CONSOL Energy Inc. 8.25% 2020		225	240	.50
Odebrecht Offshore Drilling Finance Ltd. 6.75% 2022[1,3]		200	195	.41
Energy Transfer Partners, L.P. 7.50% 2020		150	164	.34
			2,760	5.80

Financials 3.39%
Crescent Resources 10.25% 2017[1]		400	432	.91
Realogy Corp. 9.00% 2020[1]		350	406	.85
iStar Financial Inc., Series B, 9.00% 2017		125	142
iStar Financial Inc., 4.875% 2018		200	194	.71
CIT Group Inc. 5.00% 2017		225	235	.49
BBVA Bancomer SA 6.50% 2021		200	204	.43
			1,613	3.39

Information technology 3.06%
First Data Corp. 11.25% 2016		515	516
First Data Corp. 11.75% 2021[1]		200	188	1.75
First Data Corp. 8.75% 2022[1,5]		125	130
Global A&T Electronics Ltd. 10.00% 2019[1]		275	262	.55
SRA International, Inc. 11.00% 2019		150	156	.33
Lawson Software, Inc. 9.375% 2019		125	140	.29
Freescale Semiconductor, Inc. 10.125% 2018[1]		58	63	.14
			1,455	3.06

Utilities 1.76%
Texas Competitive Electric Holdings Co. LLC 11.50% 2020[1]		350	245	.51
AES Corp. 8.00% 2017		200	231	.49
NRG Energy, Inc. 6.625% 2023		200	200	.42
Emgesa SA ESP 8.75% 2021	COP	300,000	164	.34
			840	1.76

Consumer staples 0.92%
Marfrig Holdings (Europe) BV 9.875% 2017[1]		$225	225	.47
C&S Group Enterprises LLC 8.375% 2017[1]		200	215	.45
			440	.92
Total corporate bonds, notes & loans			26,368	55.40

American Funds Global High-Income Opportunities Fund	4

Bonds & notes of governments outside the U.S. 36.06%		Principal amount (000)	Value (000)	Percent of net assets
United Mexican States Government 3.50% 2017[6]	MXN	7,428	$609
United Mexican States Government, Series M20, 10.00% 2024		18,500	1,787	5.03%
Turkey (Republic of) 9.50% 2022	TRY	1,500	715
Turkey (Republic of) 6.875% 2036		$725	727	3.03
Venezuela (Republic of) 9.25% 2027		1,500	1,208	2.54
Greek Government 2.00%/3.00% 2023[7]		€100	76
Greek Government 2.00%/3.00% 2024[7]		100	71
Greek Government 2.00%/3.00% 2025[7]		100	67
Greek Government 2.00%/3.00% 2026[7]		100	65
Greek Government 2.00%/3.00% 2027[7]		100	64
Greek Government 2.00%/3.00% 2028[7]		100	62
Greek Government 2.00%/3.00% 2029[7]		100	60
Greek Government 2.00%/3.00% 2030[7]		100	59
Greek Government 2.00%/3.00% 2031[7]		100	58
Greek Government 2.00%/3.00% 2032[7]		100	58
Greek Government 2.00%/3.00% 2033[7]		100	57	2.53
Greek Government 2.00%/3.00% 2034[7]		100	57
Greek Government 2.00%/3.00% 2035[7]		100	57
Greek Government 2.00%/3.00% 2036[7]		100	57
Greek Government 2.00%/3.00% 2037[7]		100	56
Greek Government 2.00%/3.00% 2038[7]		100	56
Greek Government 2.00%/3.00% 2039[7]		100	57
Greek Government 2.00%/3.00% 2040[7]		100	56
Greek Government 2.00%/3.00% 2041[7]		100	56
Greek Government 2.00%/3.00% 2042[7]		100	56
Iraq (Republic of) 5.80% 2028[3]		$1,500	1,204	2.53
Brazil (Federal Republic of) 6.00% 2045[6]	BRL	2,286	1,005	2.11
Slovenia (Republic of) 5.50% 2022		$500	463
Slovenia (Republic of) 5.85% 2023[1]		500	473	1.97
Polish Government 5.75% 2022	PLN	2,750	934	1.96
Russian Federation 7.50% 2018	RUB	30,000	927	1.95
Philippines (Republic of) 6.375% 2022	PHP	16,325	443
Philippines (Republic of) 7.75% 2031		$325	407	1.79
Colombia (Republic of) Global 9.85% 2027	COP	1,230,000	822	1.73
Uruguay (Republic of) 4.25% 2027[3,6]	UYU	12,593	570	1.20
Indonesia (Republic of) 4.875% 2021		$500	464	.97
Republic of Belarus 8.95% 2018		500	453	.95
Morocco Government 5.50% 2042[1]		500	398	.84
South Africa (Republic of), Series R-2023, 7.75% 2023	ZAR	4,025	380	.80
Portuguese Government 5.65% 2024		€290	349	.73
Dominican Republic 8.625% 2027[3]		$300	335	.70
Bahrain Government 5.50% 2020		250	245	.51
Sri Lanka (Republic of) 6.25% 2021		250	235	.49
Lithuania (Republic of) 6.625% 2022		200	229	.48
Bermudan Government 4.854% 2024[1]		200	195	.41
Croatian Government 5.50% 2023[1]		200	192	.40
Peru (Republic of) 7.35% 2025		150	187	.41
			17,161	36.06

American Funds Global High-Income Opportunities Fund	5

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)	Percent of net assets
U.S. Treasury bonds & notes 3.22%
U.S. Treasury 0.25% 2015	$1,535	$1,532	3.22%
Total bonds, notes & other debt instruments (cost: $48,194,000)		45,061	94.68

Convertible securities 1.02%	Shares
Industrials 1.02%
CEVA Group PLC, Series A-2, 2.268% convertible preferred[8,9]	231	269
CEVA Group PLC, Series A-1, 3.368% convertible preferred[8]	138	215	1.02
Total convertible securities (cost: $419,000)		484	1.02

Common stocks 0.26%
Industrials 0.26%
CEVA Group PLC[1,8,10]	107	124	.26
Total common stocks (cost: $123,000)		124	.26

Short-term securities 1.87%	Principal amount (000)
U.S. Treasury Bill 0.003%–0.01% due 9/12/2013	$890	890	1.87

Total short-term securities (cost: $890,000)		890	1.87
Total investment securities (cost: $49,626,000)		46,559	97.83
Other assets less liabilities		1,035	2.17

Net assets		$47,594	100.00%

Forward currency contracts

The fund has entered into forward currency contracts to sell currencies as shown in the following table. The average notional amount of open forward currency contracts was $761,000 over the past six months.

					Unrealized
			Contract amount		appreciation
	Settlement date	Counterparty	Receive (000)	Deliver (000)	at 8/31/2013 (000)
Sales:
Colombian pesos	9/16/2013	Citibank	$376	COP710,225	$ 9
Mexican pesos	9/26/2013	Bank of New York Mellon	$1,201	MXN15,800	21
Russian rubles	9/5/2013	Citibank	$833	RUB27,700	3
Turkish lira	9/23/2013	Bank of New York Mellon	$454	TRY900	15
					$48

American Funds Global High-Income Opportunities Fund	6

[1]	Acquired in a transaction exempt from registration under Rule 144A of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $12,597,000, which represented 26.47% of the net assets of the fund.
[2]	Coupon rate may change periodically.
[3]	Principal payments may be made periodically. Therefore, the effective maturity date may be earlier than the stated maturity date.
[4]	Loan participations and assignments; may be subject to legal or contractual restrictions on resale. The total value of all such loans was $404,000, which represented .85% of the net assets of the fund.
[5]	Payment in kind; the issuer has the option of paying additional securities in lieu of cash.
[6]	Index-linked bond whose principal amount moves with a government price index.
[7]	Step bond; coupon rate will increase at a later date.
[8]	Valued under fair value procedures adopted by authority of the board of trustees. The total value of all such securities was $608,000, which represented 1.28% of the net assets of the fund.
[9]	Acquired through a private placement transaction exempt from registration under the Securities Act of 1933. This security (acquired on 12/14/2012 at a cost of $280,000) may be subject to legal or contractual restrictions on resale.
[10]	Security did not produce income during the last 12 months.

Key to abbreviations and symbol

BRL = Brazilian reais
COP = Colombian pesos
€ = Euros
MXN = Mexican pesos
PHP = Philippine pesos
PLN = Polish zloty
RUB = Russian rubles
TRY =Turkish lira
UYU = Uruguayan pesos
ZAR = South African rand

See Notes to Financial Statements

American Funds Global High-Income Opportunities Fund	7

Financial statements

Statement of assets and liabilities	unaudited
at August 31, 2013	(dollars in thousands)

Assets:
Investment securities, at value (cost: $49,626)		$46,559
Cash		54
Unrealized appreciation on open forward currency contracts		48
Receivables for:
Sales of investments	$408
Interest	944	1,352
		48,013
Liabilities:
Payables for:
Purchases of investments	390
Investment advisory services	23
Services provided by related parties	1
Other	5	419
Net assets at August 31, 2013		$47,594

Net assets consist of:
Capital paid in on shares of beneficial interest		$50,000
Undistributed net investment income		681
Accumulated net realized loss		(60)
Net unrealized depreciation		(3,027)
Net assets at August 31, 2013		$47,594

(dollars and shares in thousands, except per-share amounts)

Shares of beneficial interest issued and outstanding (no stated par value) —
unlimited shares authorized (5,000 total shares outstanding)

	Net assets	Shares outstanding	Net asset value per share
Class A	$47,594	5,000	$9.52

See Notes to Financial Statements

American Funds Global High-Income Opportunities Fund	8

Statement of operations	unaudited
for the six months ended August 31, 2013	(dollars in thousands)

Investment income:
Income:
Interest (net of non-U.S. taxes of $4)		$1,541
Fees and expenses*:
Investment advisory services	$144
Administrative services	3
Reports to shareholders	4
Registration statement and prospectus	15
Trustees’ compensation	— †
Auditing and legal	7
Custodian	4
Other	2
Total fees and expenses before reimbursement	179
Less reimbursement of fees and expenses	18
Total fees and expenses after reimbursement		161
Net investment income		1,380

Net realized loss and unrealized depreciation on investments, forward currency contracts and currency:
Net realized (loss) gain on:
Investments	(138)
Forward currency contracts	96
Currency transactions	(19)	(61)
Net unrealized (depreciation) appreciation on:
Investments	(3,658)
Forward currency contracts	48
Currency translations	(6)	(3,616)
Net realized loss and unrealized depreciation on investments, forward currency contracts and currency		(3,677)

Net decrease in net assets resulting from operations		$(2,297)

*	Additional information related to class-specific fees and expenses is included in the Notes to Financial Statements.
†	Amount less than one thousand.

See Notes to Financial Statements

American Funds Global High-Income Opportunities Fund	9

Statements of changes in net assets

(dollars in thousands)

	Six months ended August 31, 2013*	For the period December 14, 2012† to February 28,2013

Operations:
Net investment income	$1,380	$529
Net realized loss on investments, forward currency contracts and currency transactions	(61)	(25)
Net unrealized (depreciation) appreciation on investments, forward currency contracts and currency translations	(3,616)	589
Net (decrease) increase in net assets resulting from operations	(2,297)	1,093

Dividends and distributions paid to shareholders:
Dividends from net investment income	(1,040)	(97)
Distributions from net realized gain on investments	(65)	—
Total dividends and distributions paid to shareholders	(1,105)	(97)

Net capital share transactions	—	50,000

Total (decrease) increase in net assets	(3,402)	50,996

Net assets:
Beginning of period	50,996	—
End of period (including undistributed net investment income: $681 and $341, respectively)	$47,594	$50,996

*	Unaudited.
†	Commencement of operations.

See Notes to Financial Statements

American Funds Global High-Income Opportunities Fund	10

Notes to Financial Statements	unaudited

1. Organization

American Funds Global High-Income Opportunities (the “fund”) is registered under the Investment Company Act of 1940 as an open-end, nondiversified management investment company. The fund seeks to provide, over the long-term, a high level of total return largely comprising current income by investing significantly in higher yielding and generally lower quality debt securities of global issuers.

The fund has 16 share classes consisting of five retail share classes (Classes A, B and C, as well as two F share classes, F-1 and F-2), five 529 college savings plan share classes (Classes 529-A, 529-B, 529-C, 529-E and 529-F-1) and six retirement plan share classes (Classes R-1, R-2, R-3, R-4, R-5 and R-6). The 529 college savings plan share classes can be used to save for college education. The retirement plan share classes are generally offered only through eligible employer-sponsored retirement plans. The fund’s share classes are further described below:

Share class	Initial sales charge	Contingent deferred sales charge upon redemption	Conversion feature
Classes A and 529-A	Up to 3.75%	None (except 1% for certain redemptions within one year of purchase without an initial sales charge)	None
Classes B and 529-B*	None	Declines from 5% to 0% for redemptions within six years of purchase	Classes B and 529-B convert to Classes A and 529-A, respectively, after eight years
Class C*	None	1% for redemptions within one year of purchase	Class C converts to Class F-1 after 10 years
Class 529-C*	None	1% for redemptions within one year of purchase	None
Class 529-E	None	None	None
Classes F-1, F-2 and 529-F-1	None	None	None
Classes R-1, R-2, R-3, R-4, R-5 and R-6	None	None	None

*Class B and 529-B shares of the fund are not available for purchase.

Holders of all share classes have equal pro rata rights to assets, dividends and liquidation proceeds. Each share class has identical voting rights, except for the exclusive right to vote on matters affecting only its class. Share classes have different fees and expenses (“class-specific fees and expenses”), primarily due to different arrangements for distribution, administrative and shareholder services. Differences in class-specific fees and expenses will result in differences in net investment income and, therefore, the payment of different per-share dividends by each share class.

2. Significant accounting policies

The financial statements have been prepared to comply with accounting principles generally accepted in the United States of America. These principles require management to make estimates and assumptions that affect reported amounts and disclosures. Actual results could differ from those estimates. The fund follows the significant accounting policies described below as well as the valuation policies described in the next section on valuation.

Security transactions and related investment income — Security transactions are recorded by the fund as of the date the trades are executed with brokers. Realized gains and losses from security transactions are determined based on the specific identified cost of the securities. In the event a security is purchased with a delayed payment date, the fund will segregate liquid assets sufficient to meet its payment obligations. Interest income is recognized on an accrual basis. Market discounts, premiums and original issue discounts on fixed-income securities are amortized daily over the expected life of the security.

Class allocations — Income, fees and expenses (other than class-specific fees and expenses) and realized and unrealized gains and losses are allocated daily among the various share classes based on their relative net assets. Class-specific fees and expenses, such as distribution, administrative and shareholder services, are charged directly to the respective share class.

Dividends and distributions to shareholders — Dividends and distributions to shareholders are recorded on the ex-dividend date.

American Funds Global High-Income Opportunities Fund	11

Currency translation — Assets and liabilities, including investment securities, denominated in currencies other than U.S. dollars are translated into U.S. dollars at the exchange rates supplied by one or more pricing vendors on the valuation date. Purchases and sales of investment securities and income and expenses are translated into U.S. dollars at the exchange rates on the dates of such transactions. On the accompanying financial statements, the effects of changes in exchange rates on investment securities are included with the net realized gain or loss and net unrealized appreciation or depreciation on investments. The realized gain or loss and unrealized appreciation or depreciation resulting from all other transactions denominated in currencies other than U.S. dollars are disclosed separately.

3. Valuation

Capital Research and Management Company (“CRMC”), the fund’s investment adviser, values the fund’s investments at fair value as defined by accounting principles generally accepted in the United States of America. The net asset value of each share class of the fund is generally determined as of approximately 4:00 p.m. New York time each day the New York Stock Exchange is open.

Methods and inputs — The fund’s investment adviser uses the following methods and inputs to establish the fair value of the fund’s assets and liabilities. Use of particular methods and inputs may vary over time based on availability and relevance as market and economic conditions evolve.

Equity securities are generally valued at the official closing price of, or the last reported sale price on, the exchange or market on which such securities are traded, as of the close of business on the day the securities are being valued or, lacking any sales, at the last available bid price. Prices for each security are taken from the principal exchange or market on which the security trades.

Fixed-income securities, including short-term securities purchased with more than 60 days left to maturity, are generally valued at prices obtained from one or more pricing vendors. Vendors value such securities based on one or more of the inputs described in the following table. The table provides examples of inputs that are commonly relevant for valuing particular classes of fixed-income securities in which the fund is authorized to invest. However, these classifications are not exclusive, and any of the inputs may be used to value any other class of fixed-income security.

Fixed-income class	Examples of standard inputs
All	Benchmark yields, transactions, bids, offers, quotations from dealers and trading systems, new issues, spreads and other relationships observed in the markets among comparable securities; and proprietary pricing models such as yield measures calculated using factors such as cash flows, financial or collateral performance and other reference data (collectively referred to as “standard inputs”)
Corporate bonds, notes & loans; convertible securities	Standard inputs and underlying equity of the issuer
Bonds & notes of governments & government agencies	Standard inputs and interest rate volatilities
Mortgage-backed; asset-backed obligations	Standard inputs and cash flows, prepayment information, default rates, delinquency and loss assumptions, collateral characteristics, credit enhancements and specific deal information
Municipal securities	Standard inputs and, for certain distressed securities, cash flows or liquidation values using a net present value calculation based on inputs that include, but are not limited to, financial statements and debt contracts

When the fund’s investment adviser deems it appropriate to do so (such as when vendor prices are unavailable or not deemed to be representative), fixed-income securities will be valued in good faith at the mean quoted bid and ask prices that are reasonably and timely available (or bid prices, if ask prices are not available) or at prices for securities of comparable maturity, quality and type.

Securities with both fixed-income and equity characteristics, or equity securities traded principally among fixed-income dealers, are generally valued in the manner described above for either equity or fixed-income securities, depending on which method is deemed most appropriate by the fund’s investment adviser. Short-term securities purchased within 60 days to maturity are valued at amortized cost, which approximates fair value. The value of short-term securities originally purchased with maturities greater than 60 days is determined based on an amortized value to par when they reach 60 days. Forward currency contracts are valued at the mean of representative quoted bid and ask prices, generally based on prices supplied by one or more pricing vendors.

American Funds Global High-Income Opportunities Fund	12

Securities and other assets for which representative market quotations are not readily available or are considered unreliable by the fund’s investment adviser are fair valued as determined in good faith under fair valuation guidelines adopted by authority of the fund’s board of trustees as further described below. The investment adviser follows fair valuation guidelines, consistent with U.S. Securities and Exchange Commission rules and guidance, to consider relevant principles and factors when making fair value determinations. The investment adviser considers relevant indications of value that are reasonably and timely available to it in determining the fair value to be assigned to a particular security, such as the type and cost of the security; contractual or legal restrictions on resale of the security; relevant financial or business developments of the issuer; actively traded similar or related securities; conversion or exchange rights on the security; related corporate actions; significant events occurring after the close of trading in the security; and changes in overall market conditions. Fair valuations and valuations of investments that are not actively trading involve judgment and may differ materially from valuations that would have been used had greater market activity occurred.

Processes and structure — The fund’s board of trustees has delegated authority to the fund’s investment adviser to make fair value determinations, subject to board oversight. The investment adviser has established a Joint Fair Valuation Committee (the “Fair Valuation Committee”) to administer, implement and oversee the fair valuation process, and to make fair value decisions. The Fair Valuation Committee regularly reviews its own fair value decisions, as well as decisions made under its standing instructions to the investment adviser’s valuation teams. The Fair Valuation Committee reviews changes in fair value measurements from period to period and may, as deemed appropriate, update the fair valuation guidelines to better reflect the results of back testing and address new or evolving issues. The Fair Valuation Committee reports any changes to the fair valuation guidelines to the board of trustees with supplemental information to support the changes. The fund’s board and audit committee also regularly review reports that describe fair value determinations and methods.

The fund’s investment adviser has also established a Fixed-Income Pricing Review Group to administer and oversee the fixed-income valuation process, including the use of fixed-income pricing vendors. This group regularly reviews pricing vendor information and market data. Pricing decisions, processes and controls over security valuation are also subject to additional internal reviews, including an annual control self-evaluation program facilitated by the investment adviser’s compliance group.

Classifications — The fund’s investment adviser classifies the fund’s assets and liabilities into three levels based on the inputs used to value the assets or liabilities. Level 1 values are based on quoted prices in active markets for identical securities. Level 2 values are based on significant observable market inputs, such as quoted prices for similar securities and quoted prices in inactive markets. Level 3 values are based on significant unobservable inputs that reflect the investment adviser’s determination of assumptions that market participants might reasonably use in valuing the securities. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. For example, U.S. government securities are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market. The following tables present the fund’s valuation levels as of August 31, 2013 (dollars in thousands):

	Investment securities
	Level 1	Level 2	Level 3	Total
Assets:
Bonds, notes & other debt instruments:
Corporate bonds, notes & loans	$—	$26,368	$—	$26,368
Bonds & notes of governments outside the U.S.	—	17,161	—	17,161
U.S. Treasury bonds & notes	—	1,532	—	1,532
Convertible securities	—	—	484	484
Common stocks	—	—	124	124
Short-term securities	—	890	—	890
Total	$—	$45,951	$608	$46,559

	Other investments*
	Level 1	Level 2	Level 3	Total
Assets:
Unrealized appreciation on open forward currency contracts	$—	$48	$—	$48

*	Forward currency contracts are not included in the investment portfolio.

American Funds Global High-Income Opportunities Fund	13

The following table reconciles the valuation of the fund’s Level 3 investment securities and related transactions for the six months ended August 31, 2013 (dollars in thousands):

	Beginning value at 3/1/2013	Purchases	Sales	Unrealized appreciation†	Ending value at 8/31/2013
Investment securities	$—	$681	$(138)	$65	$608

Net unrealized appreciation during the period on Level 3 investment securities held at August 31, 2013†:					$65

† Unrealized appreciation is included in the related amounts on investments in the statement of operations.

Unobservable inputs — The significant unobservable inputs used to value the fund’s Level 3 investments include financial multiples of publicly traded comparable companies. The following table provides additional information used by the fund’s investment adviser to fair value securities with significant unobservable inputs (dollars in thousands):

	Value at 8/31/2013	Valuation techniques	Unobservable inputs	Range	Impact to valuation from an increase in input*
Convertible securities	$484	Blend of market quote and market comparable companies	EV/EBITDA multiple	11.04x–13.65x	Increase
Common stocks	124	Blend of market quote and market comparable companies	EV/EBITDA multiple	11.04x–13.65x	Increase
	$608

*	This column represents the directional change in fair value of the Level 3 securities that would result in an increase from the corresponding input. A decrease to the unobservable input would have the opposite effect. Significant increases and decreases in these inputs in isolation could result in significantly higher or lower fair value measurements.

Key to abbreviations

EV = Enterprise value

EBITDA = Earnings before income taxes, depreciation and amortization

4. Risk factors

Investing in the fund may involve certain risks including, but not limited to, those described below.

Market conditions — The prices of, and the income generated by, the securities held by the fund may decline due to market conditions and other factors, including those directly involving the issuers of securities held by the fund.

Investing in bonds — Rising interest rates will generally cause the prices of bonds and other debt securities to fall. Longer maturity debt securities may be subject to greater price fluctuations than shorter maturity debt securities. In addition, falling interest rates may cause an issuer to redeem, call or refinance a debt security before its stated maturity, which may result in the fund having to reinvest the proceeds in lower yielding securities.

Bonds and other debt securities are subject to credit risk, which is the possibility that the credit strength of an issuer will weaken and/or an issuer of a debt security will fail to make timely payments of principal or interest and the security will go into default. Lower quality debt securities generally have higher rates of interest and may be subject to greater price fluctuations than higher quality debt securities. Credit risk is gauged, in part, by the credit ratings of the securities in which the fund invests. However, ratings are only the opinions of the rating agencies issuing them and are not guarantees as to credit quality or an evaluation of market risk.

Investing in lower rated bonds — Lower rated bonds and other lower rated debt securities generally have higher rates of interest and involve greater risk of default or price declines due to changes in the issuer’s creditworthiness than those of higher quality debt securities. The market prices of these securities may fluctuate more than the prices of higher quality debt securities and may decline significantly in periods of general economic difficulty. These risks may be increased with respect to investments in junk bonds.

American Funds Global High-Income Opportunities Fund	14

Investing outside the U.S. — Securities of issuers domiciled outside the U.S., or with significant operations outside the U.S., may lose value because of adverse political, social, economic or market developments in the countries or regions in which the issuer operates. These securities may also lose value due to changes in foreign currency exchange rates against the U.S. dollar and/or currencies of other countries. Securities markets in certain countries may be more volatile and/or less liquid than those in the U.S. Investments outside the U.S. may also be subject to different settlement and accounting practices and different regulatory, legal and reporting standards, and may be more difficult to value, than those in the U.S. The risks of investing outside the U.S. may be heightened in connection with investments in emerging markets.

Thinly traded securities — There may be little trading in the secondary market for particular bonds or other debt securities, which may make them more difficult to value, acquire or sell.

Nondiversification risks — As a nondiversified fund, the fund has the ability to invest a larger percentage of its assets in the securities of a smaller number of issuers than a diversified fund. Although the fund does not intend to limit its investments to the securities of a small number of issuers, if it were to do so, poor performance by a single large holding would adversely impact the fund’s investment results more than if the fund were invested in a larger number of issuers.

Management — The investment adviser to the fund actively manages the fund’s investments. Consequently, the fund is subject to the risk that the methods and analyses employed by the investment adviser in this process may not produce the desired results. This could cause the fund to lose value or its investment results to lag relevant benchmarks or other funds with similar objectives.

5. Certain investment techniques

Loan transactions — The fund has entered into loan transactions in which the fund acquires a loan either through an agent, by assignment from another holder, or as a participation interest in another holder’s portion of a loan. The loan is often administered by a financial institution that acts as agent for the holders of the loan, and the fund may be required to receive approval from the agent and/or borrower prior to the sale of the investment. The loan’s interest rate and maturity date may change based on the terms of the loan, including potential early payments of principal.

Forward currency contracts — The fund has entered into forward currency contracts, which represent agreements to exchange currencies on specific future dates at predetermined rates. The fund’s investment adviser uses forward currency contracts to manage the fund’s exposure to changes in exchange rates. Upon entering into these contracts, risks may arise from the potential inability of counterparties to meet the terms of their contracts and from possible movements in exchange rates.

On a daily basis, the fund’s investment adviser values forward currency contracts and records unrealized appreciation or depreciation for open forward currency contracts in the fund’s statement of assets and liabilities. Realized gains or losses are recorded at the time the forward currency contract is closed or offset by another contract with the same broker for the same settlement date and currency. Closed forward currency contracts that have not reached their settlement date are included in the respective receivables or payables for closed forward currency contracts in the fund’s statement of assets and liabilities. Net realized gains or losses from closed forward currency contracts and net unrealized appreciation or depreciation from open forward currency contracts are recorded in the fund’s statement of operations.

Collateral — To reduce the risk to counterparties of forward currency contracts, the fund has entered into a collateral program with certain counterparties. The program calls for the fund to either receive or pledge collateral based on the net gain or loss on unsettled forward currency contracts by counterparty. The purpose of the collateral is to cover potential losses that could occur in the event that either party cannot meet its contractual obligations.

Rights of set-off — The fund has entered into an enforceable master netting or similar agreement with certain counterparties, where amounts payable by each party to the other in the same currency, with the same settlement date and with the same counterparty are settled net of each party’s payment obligation. For financial reporting purposes, the fund does not offset financial assets and financial liabilities that are subject to netting arrangements in the statement of assets and liabilities.

American Funds Global High-Income Opportunities Fund	15

The following table presents the gross amounts of recognized assets and liabilities from the fund’s use of forward currency contracts as of August 31, 2013 (dollars in thousands):

	Gross amounts recognized in	Gross amounts not offset in the statement of assets & liabilities and subject to a master netting agreement
Counterparty	the statement of assets & liabilities	Available to offset	Non-cash collateral*	Cash collateral	Net amount
Assets:
Bank of New York Mellon	$36	$—	$—	$—	$36
Citibank	12	—	—	—	12
	$48	$—	$—	$—	$48

*	Non-cash collateral is shown on a settlement basis. In some instances, the actual collateral received and/or pledged may be more than the amount shown.

6. Taxation and distributions

Federal income taxation — The fund complies with the requirements under Subchapter M of the Internal Revenue Code applicable to mutual funds and intends to distribute substantially all of its net taxable income and net capital gains each year. The fund is not subject to income taxes to the extent such distributions are made. Therefore, no federal income tax provision is required.

As of and during the period ended August 31, 2013, the fund did not have a liability for any unrecognized tax benefits. The fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the statement of operations. During the period, the fund did not incur any interest or penalties.

The fund is not subject to examination by U.S. federal and state tax authorities for tax years before 2012, the year the fund commenced operations.

Non-U.S. taxation — Interest income is recorded net of non-U.S. taxes paid. Gains realized by the fund on the sale of securities in certain countries are subject to non-U.S. taxes. The fund records a liability based on unrealized gains to provide for potential non-U.S. taxes payable upon the sale of these securities.

Distributions — Distributions paid to shareholders are based on net investment income and net realized gains determined on a tax basis, which may differ from net investment income and net realized gains for financial reporting purposes. These differences are due primarily to different treatment for items such as currency gains and losses; short-term capital gains and losses; deferred expenses; and cost of investments sold. The fiscal year in which amounts are distributed may differ from the year in which the net investment income and net realized gains are recorded by the fund for financial reporting purposes.

The components of distributable earnings on a tax basis are reported as of the fund’s most recent year-end. As of February 28, 2013, the fund had tax basis undistributed ordinary income of $408,000.

As of August 31, 2013, the tax basis unrealized appreciation (depreciation) and cost of investment securities were as follows (dollars in thousands):

Gross unrealized appreciation on investment securities	$738
Gross unrealized depreciation on investment securities	(3,805)
Net unrealized depreciation on investment securities	(3,067)
Cost of investment securities	49,626

Tax basis distributions paid to shareholders from ordinary income were as follows (dollars in thousands):

	Six months ended	For the period December 14, 2012*
Share class	August 31, 2013	to February 28, 2013
Class A	$1,105	$97
Total	$1,105	$97

*Commencement of operations.

American Funds Global High-Income Opportunities Fund	16

7. Fees and transactions with related parties

CRMC, the fund’s investment adviser, is the parent company of American Funds Distributors,® Inc. (“AFD”), the principal underwriter of the fund’s shares, and American Funds Service Company® (“AFS”), the fund’s transfer agent. CRMC, AFD and AFS are considered related parties to the fund.

Investment advisory services — The fund has an investment advisory and service agreement with CRMC that provides for monthly fees accrued daily. These fees are based on an annual rate of 0.570% of average daily net assets. For the six months ended August 31, 2013, the investment advisory services fee was $144,000.

CRMC has agreed to reimburse a portion of the fees and expenses of the fund during its startup period. This reimbursement may be adjusted or discontinued by CRMC, subject to any restrictions in the fund’s prospectus. For the six months ended August 31, 2013, total fees and expenses reimbursed by CRMC were $18,000. Fees and expenses in the statement of operations are presented gross of any reimbursements from CRMC.

Class-specific fees and expenses — Expenses that are specific to individual share classes are accrued directly to the respective share class. The principal class-specific fees and expenses are described below:

Distribution services — The fund has plans of distribution for all share classes, except Class F-2, R-5 and R-6 shares. Under the plans, the board of trustees approves certain categories of expenses that are used to finance activities primarily intended to sell fund shares and service existing accounts. The plans provide for payments, based on an annualized percentage of average daily net assets, ranging from 0.30% to 1.00% as noted on the following page. In some cases, the board of trustees has limited the amounts that may be paid to less than the maximum allowed by the plans. All share classes with a plan may use up to 0.25% of average daily net assets to pay service fees, or to compensate AFD for paying service fees, to firms that have entered into agreements with AFD to provide certain shareholder services. The remaining amounts available to be paid under each plan are paid to dealers to compensate them for their sales activities.

For Class A and 529-A shares, distribution-related expenses include the reimbursement of dealer and wholesaler commissions paid by AFD for certain shares sold without a sales charge. These share classes reimburse AFD for amounts billed within the prior 15 months but only to the extent that the overall annual expense limit of 0.30% is not exceeded. As of August 31, 2013, there were no unreimbursed expenses subject to reimbursement for Class A or 529-A shares.

Share class	Currently approved limits	Plan limits
Class A	0.30%	0.30%
Class 529-A	0.30	0.50
Classes B and 529-B	1.00	1.00
Classes C, 529-C and R-1	1.00	1.00
Class R-2	0.75	1.00
Classes 529-E and R-3	0.50	0.75
Classes F-1, 529-F-1 and R-4	0.25	0.50

Transfer agent services — The fund has a shareholder services agreement with AFS under which the fund compensates AFS for providing transfer agent services to each of the fund’s share classes. These services include recordkeeping, shareholder communications and transaction processing. In addition, the fund reimburses AFS for amounts paid to third parties for performing transfer agent services on behalf of fund shareholders.

Administrative services — The fund has an administrative services agreement with CRMC under which the fund compensates CRMC for providing administrative services to Class A, C, F, 529 and R shares. These services include, but are not limited to, coordinating, monitoring, assisting and overseeing third parties that provide services to fund shareholders. Under the agreement, Class A shares pay an annual fee of 0.01% and Class C, F, 529 and R shares pay an annual fee of 0.05% of their respective average daily net assets.

529 plan services — Each 529 share class is subject to service fees to compensate the Commonwealth of Virginia for the maintenance of the 529 college savings plan. The quarterly fee is based on a series of decreasing annual rates beginning with 0.10% on the first $30 billion of the net assets invested in Class 529 shares of the American Funds and decreasing to 0.06% on such assets between $120 billion and $150 billion. The fee for any given calendar quarter is accrued and calculated on the basis of the average net assets of Class 529 shares of the American Funds for the last month of the prior calendar quarter. The fee is included in other expenses on the accompanying financial statements. The Commonwealth of Virginia is not considered a related party.

American Funds Global High-Income Opportunities Fund	17

For the six months ended August 31, 2013, class-specific expenses under the agreements were as follows (dollars in thousands):

	Distribution	Transfer agent	Administrative	529 plan
Share class	services	services	services	services
Class A	$—	$—	$3	Not applicable
Total class-specific expenses	$—	$—	$3	Not applicable

Trustees’ deferred compensation — Trustees who are unaffiliated with CRMC may elect to defer the cash payment of part or all of their compensation. These deferred amounts, which remain as liabilities of the fund, are treated as if invested in shares of the fund or other American Funds. These amounts represent general, unsecured liabilities of the fund and vary according to the total returns of the selected funds. Trustees’ compensation, shown on the accompanying financial statements, includes the current fees (either paid in cash or deferred) and the net increase or decrease in the value of the deferred amounts.

Affiliated officers and trustees — Officers and certain trustees of the fund are or may be considered to be affiliated with CRMC, AFD and AFS. No affiliated officers or trustees received any compensation directly from the fund.

8. Capital share transactions

Capital share transactions in the funds were as follows (dollars and shares in thousands):

			Reinvestments of
	Sales		dividends and distributions		Repurchases*		Net increase
Share class	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares
Six months ended August 31, 2013
Class A	$—	—	$—	—	$—	—	$—	—
Total net increase	$—	—	$—	—	$—	—	$—	—

For the period December 14, 2012* to February 28, 2013
Class A	$50,000	5,000	$—	—	$—	—	$50,000	5,000
Total net increase	$50,000	5,000	$—	—	$—	—	$50,000	5,000

*Commencement of operations.

9. Investment transactions

The fund made purchases and sales of investment securities, excluding short-term securities and U.S. government obligations, if any, of $7,344,000 and $7,971,000, respectively, during the six months ended August 31, 2013.

10. Ownership concentration

At August 31, 2013, CRMC held 100% of the fund’s outstanding shares. The ownership represents the seed money invested in the fund when it began operations on December 14, 2012.

American Funds Global High-Income Opportunities Fund	18

Financial highlights

		(Loss) income from investment operations[1]			Dividends and distributions
	Net asset value, beginning of period	Net investment income	Net (losses) gains on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of period	Total return[2,3]	Net assets, end of period (in thousands)	Ratio of expenses to average net assets before reimbursements	Ratio of expenses to average net assets after reimbursements[3]	Ratio of net income to average net assets[3]
Class A:
Six months ended 8/31/2013[4,5]	$10.20	$.28	$(.74)	$(.46)	$(.21)	$(.01)	$(.22)	$9.52	(4.51)%	$47,594	.71%[6]	.64%[6]	5.47%[6]
Period from 12/14/2012[7] to 2/28/2013[4]	10.00	.11	.11	.22	(.02)	—	—	10.20	2.20	50,996	.19	.13	1.04

	Six months ended August 31, 2013[4,5]	For the period 12/14/2012[7] to 2/28/2013[4]
Portfolio turnover rate for all share classes	17%	8%

[1]	Based on average shares outstanding.
[2]	Total returns exclude any applicable sales charges, including contingent deferred sales charges.
[3]	This column reflects the impact, if any, of certain reimbursements from CRMC. During the periods shown, CRMC reimbursed other fees and expenses.
[4]	Based on operations for the period shown and, accordingly, is not representative of a full year.
[5]	Unaudited.
[6]	Annualized.
[7]	Commencement of operations.

See Notes to Financial Statements

American Funds Global High-Income Opportunities Fund	19

Expense example	unaudited

As a fund shareholder, you incur two types of costs: (1) transaction costs, such as initial sales charges on purchase payments and contingent deferred sales charges on redemptions (loads), and (2) ongoing costs, including management fees, distribution and service (12b-1) fees, and other expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the fund so you can compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire six-month period (March 1, 2013, through August 31, 2013).

Actual expenses:

The first line in the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses paid during period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes:

The second line in the table below provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio for the share class and an assumed rate of return of 5.00% per year before expenses, which is not the actual return of the share class. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5.00% hypothetical example with the 5.00% hypothetical examples that appear in the shareholder reports of the other funds.

Notes:

There are some account fees that are charged to certain types of accounts, such as individual retirement accounts. You can estimate the impact of these fees by adding the amount of the fees to the total estimated expenses you paid on your account during the period as calculated above. In addition, your ending account value would be lower by the amount of these fees.

Note that the expenses shown in the table below are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line in the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning account value 3/1/2013	Ending account value 8/31/2013	Expenses paid during period*	Annualized expense ratio
Class A — actual return	$1,000.00	$954.87	$3.15	.64%
Class A — assumed 5% return	1,000.00	1,021.98	3.26	.64

*	The “expenses paid during period” are equal to the “annualized expense ratio,” multiplied by the average account value over the period, multiplied by the number of days in the period, and divided by 365 (to reflect the one-half year period).

American Funds Global High-Income Opportunities Fund	20

Offices of the fund and of the investment adviser

Capital Research and Management Company

333 South Hope Street

Los Angeles, CA 90071-1406

6455 Irvine Center Drive

Irvine, CA 92618

Transfer agent for shareholder accounts

American Funds Service Company

(Write to the address near you.)

P.O. Box 6007

Indianapolis, IN 46206-6007

P.O. Box 2280

Norfolk, VA 23501-2280

Custodian of assets

State Street Bank and Trust Company

One Lincoln Street

Boston, MA 02111

Counsel

Bingham McCutchen LLP

355 South Grand Avenue, Suite 4400

Los Angeles, CA 90071-3106

Independent registered public accounting firm

Deloitte & Touche LLP

695 Town Center Drive

Suite 1200

Costa Mesa, CA 92626-7188

Principal underwriter

American Funds Distributors, Inc.

333 South Hope Street

Los Angeles, CA 90071-1406

Investors should carefully consider investment objectives, risks, charges and expenses. This and other important information is contained in the fund prospectus and summary prospectus, which can be obtained from your financial professional and should be read carefully before investing. You may also call American Funds Service Company (AFS) at (800) 421-4225 or visit the American Funds website at americanfunds.com.

“American Funds Proxy Voting Procedures and Principles” — which describes how we vote proxies relating to portfolio securities — is available on the American Funds website or upon request by calling AFS. The fund files its proxy voting record with the U.S. Securities and Exchange Commission (SEC) for the 12 months ended June 30 by August 31. The proxy voting record is available free of charge on the SEC website at sec.gov and on the American Funds website.

American Funds Global High-Income Opportunities Fund files a complete list of its portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. This filing is available free of charge on the SEC website. You may also review or, for a fee, copy this filing at the SEC’s Public Reference Room in Washington, D.C. Additional information regarding the operation of the Public Reference Room may be obtained by calling the SEC’s Office of Investor Education and Advocacy at (800) SEC-0330. Additionally, the list of portfolio holdings is available by calling AFS.

This report is for the information of shareholders of American Funds Global High-Income Opportunities Fund, but it also may be used as sales literature when preceded or accompanied by the current prospectus or summary prospectus, which gives details about charges, expenses, investment objectives and operating policies of the fund. If used as sales material after December 31, 2013, this report must be accompanied by an American Funds statistical update for the most recently completed calendar quarter.

American Funds Global High-Income Opportunities Fund	21

The American Funds Advantage

Since 1931, American Funds, part of Capital Group, has helped investors pursue long-term investment success. Our consistent approach — in combination with The Capital SystemSM — has resulted in a superior long-term track record.

Aligned with investor success
We base our decisions on a long-term perspective, which we believe aligns our goals with the interests of our clients. Our portfolio managers average 25 years of investment experience, including 20 years at our company, reflecting a career commitment to our long-term approach.[1]

The Capital SystemSM
Our investment process, The Capital System, combines individual accountability with teamwork. Each fund is divided into portions that are managed independently by investment professionals with diverse backgrounds, ages and investment approaches. An extensive global research effort is the backbone of our system.

Superior long-term track record
Our equity funds have beaten their Lipper peer indexes in 90% of 10-year periods and 96% of 20-year periods. Our fixed-income funds have beaten their Lipper indexes in 58% of 10-year periods and 63% of 20-year periods.[2] Our fund management fees have been among the lowest in the industry.[3]

[1]	Portfolio manager experience as of December 31, 2012.
[2]	Based on Class A share results for rolling periods through December 31, 2012. Periods covered are the shorter of the fund’s lifetime or since the comparable Lipper index inception date.
[3]	Based on management fees for the 20-year period ended December 31, 2012, versus comparable Lipper categories, excluding funds of funds.

Lit. No. MFGESRX-038-1013P    Litho in USA XXX/XXX/10262-S38373

ITEM 2 – Code of Ethics

Not applicable for filing of semi-annual reports to shareholders.

ITEM 3 – Audit Committee Financial Expert

Not applicable for filing of semi-annual reports to shareholders.

ITEM 4 – Principal Accountant Fees and Services

Not applicable for filing of semi-annual reports to shareholders.

ITEM 5 – Audit Committee of Listed Registrants

Not applicable to this Registrant, insofar as the Registrant is not a listed issuer as defined in Rule 10A-3 under the Securities Exchange Act of 1934.

ITEM 6 – Schedule of Investments

Not applicable, insofar as the schedule is included as part of the report to shareholders filed under Item 1 of this Form.

ITEM 7 – Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 8 – Portfolio Managers of Closed-End Management Investment Companies

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 9 – Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 10 – Submission of Matters to a Vote of Security Holders

There have been no material changes to the procedures by which shareholders may recommend nominees to the Registrant’s board of trustees since the Registrant last submitted a proxy statement to its shareholders. The procedures are as follows. The Registrant has a nominating and governance committee comprised solely of persons who are not considered ‘‘interested persons’’ of the Registrant within the meaning of the Investment Company Act of 1940, as amended. The committee periodically reviews such issues as the board’s composition, responsibilities, committees, compensation and other relevant issues, and recommends any appropriate changes to the full board of trustees. While the committee normally is able to identify from its own resources an ample number of qualified candidates, it will consider shareholder suggestions of persons to be considered as nominees to fill future vacancies on the board. Such suggestions must be sent in writing to the nominating and governance committee of the Registrant, c/o the Registrant’s Secretary, and must be accompanied by complete biographical and occupational data on the prospective nominee, along with a written consent of the prospective nominee for consideration of his or her name by the nominating and governance committee.

ITEM 11 – Controls and Procedures

(a)	The Registrant’s Principal Executive Officer and Principal Financial Officer have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures (as such term is defined in Rule 30a-3 under the Investment Company Act of 1940), that such controls and procedures are adequate and reasonably designed to achieve the purposes described in paragraph (c) of such rule.

(b)	There were no changes in the Registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant’s second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 12 – Exhibits

(a)(1)	Not applicable for filing of semi-annual reports to shareholders.

(a)(2)	The certifications required by Rule 30a-2 of the Investment Company Act of 1940 and Sections 302 and 906 of the Sarbanes-Oxley Act of 2002 are attached as exhibits hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

AMERICAN FUNDS GLOBAL HIGH-INCOME OPPORTUNITIES FUND

By /s/ Robert H. Neithart
Robert H. Neithart, President and Principal Executive Officer

Date: October 31, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By /s/ Robert H. Neithart
Robert H. Neithart, President and Principal Executive Officer

Date: October 31, 2013

By /s/ Karl C. Grauman
Karl C. Grauman, Treasurer and Principal Financial Officer

Date: October 31, 2013